TIFF INVESTMENT PROGRAM, INC. (TIP)
       SUPPLEMENT DATED FEBRUARY 3, 2005 TO THE SAI DATED APRIL 30, 2004

                THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENTS DATED
                  MAY 11, 2004, JUNE 24, 2004, JULY 19, 2004,
                    NOVEMBER 30, 2004 AND DECEMBER 30, 2004.

CHANGES TO THE PERFORMANCE BENCHMARK

*    Effective   January  1,  2005,  the  board  has  approved  changes  to  the
     Multi-Asset Fund's constructed benchmark. These include:

     *    adding a commodities segment with a 4% normal allocation;
     * reducing the normal allocation to absolute return strategies from 20% to 15% and lowering the margin by which this segment seeks to outperform Treasury bills from 5% to 4%;
     * reducing the normal allocation to conventional bonds from 8% to 5%, and that of inflation-linked bonds (TIPS) from 13% to 10%; and
     *    boosting the normal allocation to global stocks from 46% to 53%.

The following section replaces the first sentence under the section relating to the Multi-Asset Fund entitled "UNIQUE DEFLATION-HEDGING ROLE OF BONDS" on page 3:

     The fund's 5% "normal" allocation to conventional bonds reflects the trustees' judgment that such bond holdings could prove uniquely useful in a deflationary environment like the 1930s when trustees would otherwise be forced to sell stocks at depressed prices to meet annual spending needs.

The following section replaces the text of the section relating to the Multi-Asset Fund entitled "THE NEED FOR A HEDGE AGAINST HIGH RATES OF UNANTICIPATED INFLATION" on page 4:

     Similarly, the fund's 7% and 4% "normal" allocations to portfolios emphasizing natural resource-related equities and commodities, respectively, reflect the trustees' judgment that such holdings could prove uniquely useful in a highly inflationary environment like the 1970s when many stocks outside the resource-related sector produced sharply negative inflation-adjusted returns. Also, 10% of the fund is "normally" allocated to inflation-linked bonds. Like resource-related equities and commodities, inflation-linked bonds serve as a hedge against very high inflation.

The following section replaces the last sentence of the second paragraph under the section relating to the Multi-Asset Fund entitled "STATISTICAL JUSTIFICATION OF FUND'S GUIDELINES" on page 5:

     This compounds the problem of time-period sensitivity just mentioned, especially with respect to that portion of the fund allocated to opportunistic equity strategies, such as global risk arbitrage, that seek to outperform absolute return benchmarks (e.g., US Treasury bills plus four percent).

The following section replaces the first paragraph under the section relating to all TIP funds entitled "Derivative Securities" on page 28:

     FUTURES CONTRACTS. Each fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed income securities, foreign currencies, or commodities or based on financial indices including any index of common stocks, US government securities, foreign government securities, or corporate debt securities. A fund may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the US government, such as long-term US Treasury bonds, Treasury notes, GNMA-modified pass-through mortgage-backed securities, and three-month US Treasury bills. Each fund also may enter into futures contracts based on securities that would be eligible investments for such fund and denominated in currencies other than the US dollar.

The following section relating to all TIP funds is added following the second paragraph in the right column on page 32:

     COMMODITY SWAPS. Each fund may enter into commodity swap contracts to gain exposure to commodity markets without owning or taking physical custody of commodities. Commodity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to a commodity swap contract will typically be a bank, investment banking firm or broker-dealer.

The following replaces the Multi-Asset Fund portion of the table under the section entitled "Explanation of How Indices Will Be Used" on page 42:

FUND/MONEY MANAGER                      INDEX
TIFF MULTI-ASSET FUND                   INFLATION + 5% AND CONSTRUCTED INDEX (described in prospectus)
Aronson+Johnson+Ortiz,LP                S&P 500 Index
Bessent Capital LLC                     Merrill Lynch 3-month Treasury bills plus 4% per annum
Canyon Capital Advisors, LLC            Merrill Lynch 3-month Treasury bills plus 4% per annum
Mondrian Investment Partners, Ltd.      MSCI All Country World Index
Farallon Capital Management, LLC        Merrill Lynch 3-month Treasury bills plus 4% per annum
Freeman Associates Investment
Management LLC                          Merrill Lynch 3-month Treasury bills plus 4% per annum
K.G. Redding & Associates, LLC          Morgan Stanley REIT Index
Lone Pine Capital LLC                   Merrill Lynch 3-month Treasury bills plus 4% per annum
Marathon Asset Management LLP.          MSCI All Country World Index


Maverick Capital, Ltd.                  Merrill Lynch 3-month Treasury bills plus 4% per annum
Och-Ziff Capital Management Group       Merrill Lynch 3-month Treasury bills plus 4% per annum
Regiment Capital Management, LLC        Merrill Lynch High Yield Master II Constrained Index
Smith Breeden Associates, Inc.          Citigroup 10-year US Treasury Index and
                                        10-year Treasury Inflation Protected Security
Toscafund, Limited                      Merrill Lynch 3-month Treasury bills plus 4% per annum
Wellington Management Company, LLP      50% Energy, 30% Metals & Mining, and 20% Paper & Forest
                                        Products sectors of MSCI World Index

The following section relating to the Multi-Asset Fund is added to the bottom of the right column on page 44:

COMMODITY INDICES

DOW JONES AIG COMMODITIES TOTAL RETURN INDEX. The Dow Jones AIG Commodity Index comprises futures contracts on 20 exchange-traded physical commodities. The Index's composition is based on contract liquidity and dollar-adjusted historical commodity production volumes adjusted as needed to limit exposure to any single commodity at rebalancing dates to a minimum of 2% and a maximum of 15%. Moreover, no commodity sector (e.g., agricultural, industrial, etc.) may represent more than one-third of the Index's weight at rebalancing dates.

The following section replaces the paragraph under the section entitled "TIFF MULTI-ASSET FUND BENCHMARK" on page 43:

     The Multi-Asset Fund's primary objective is to produce an inflation-adjusted return of 5% or more over the long term. To facilitate assessment of active strategies employed by the fund, the fund also measures its performance against a constructed index comprising 53% MSCI All Country World Index; 15% 3-month Treasury bill plus 4% per annum; 10% inflation-linked bonds; 7% resource-related stocks (comprising 50% MSCI Energy, 30% MSCI Metals & Mining, and 20% MSCI Paper & Forest Products); 5% Citigroup 10-year Treasury Index; 4% Dow Jones AIG Commodities Index less 1% per annum; 3% Merrill Lynch High Yield Master II constrained Index; and 3% Morgan Stanley REIT Index.

MONEY MANAGER CHANGES

     * Effective January 31, 2005, Martingale Asset Management, LP resigned as a money manager for the TIFF US Equity Fund. All references to Martingale Asset Management, LP in TIP's statement of additional information are deleted.

     * On October 1, 2004, Marathon Asset Management, Ltd., which serves as a money manager for TIFF Multi-Asset Fund and TIFF International Equity Fund, formerly a corporation, re-organized as a limited liability partnership. The change in corporate form did not result in a change in control, as defined in the Investment Company Act of 1940, as amended. All fees charged and services provided to the funds remain
          identical  in  all  respects.   All  references  to  "Marathon

          AssetManagement, Ltd." are hereby replaced by references to "Marathon Asset Management LLP."

     * Effective September 24, 2004, Delaware International Advisers Ltd. ("Delaware") was acquired by an entity formed by senior management of Delaware and the private equity firm Hellman & Friedman LLC. The acquisition of Delaware resulted in a change of control and the deemed assignment and automatic termination of the money manager agreements between Delaware and the funds. The board approved new money manager agreements with the acquiring entity on behalf of the mutual funds. Subsequent to the acquisition, Delaware's name was changed to Mondrian Investment Partners Limited.

     * Effective July 1, 2004, the money manager agreement between Fischer Francis Trees & Watts, Inc. ("FFTW") and TIP on behalf of the TIFF Short-Term Fund was terminated. TIFF Advisory Services Inc. ("TAS") has replaced FFTW as money manager for the TIFF Short-Term Fund. All references to FFTW in TIP's statement of additional information are deleted.

     * Effective June 18, 2004, the money manager agreements between Harding, Loevner Management, LP and TIP on behalf of each of the TIFF Multi-Asset Fund and the TIFF International Equity Fund were terminated. All references to Harding, Loevner Management, LP listed in TIP's statement of additional information are deleted.

     * Effective May 31, 2004, Palo Alto Investors resigned as a money manager for the TIFF US Equity Fund. All references to Palo Alto Investors in TIP's statement of additional information are deleted.

The section entitled "RISKS OF INVESTING CURRENT YEAR SPENDING MONIES IN THE SHORT-TERM FUND" in the right-hand column on page 16 is deleted.

The following section replaces the paragraph under the section entitled "TIFF MULTI-ASSET FUND BENCHMARK" ON PAGE 43:

     The Multi-Asset Fund's primary objective is to produce an inflation-adjusted return of 5% or more over the long term. To facilitate assessment of active strategies employed by the fund, the fund also measures its performance against a constructed index comprising 53% MSCI All Country World Index; 15% 3-month Treasury bill plus 4% per annum; 10% inflation-linked bonds; 7% resource-related stocks (comprising 50% MSCI Energy, 30% MSCI Metals & Mining, and 20% MSCI Paper & Forest Products); 5% Citigroup 10-year Treasury Index; 4% Dow Jones AIG Commodities Index less 1% per annum; 3% Merrill Lynch High Yield Master II constrained Index; and 3% Morgan Stanley REIT Index.